GOODWILL AND OTHER INTANGIBLES	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure
 GOODWILL AND OTHER INTANGIBLES

Goodwill
Goodwill at December 31, 2017, 2016 and 2015 was $11.7 million, which related to the acquisition of Newport in 2013 and two branch locations in 2008. Annually, or more frequently if events or changes in circumstances warrant such evaluation, the Company evaluates its goodwill for impairment.  No goodwill impairment was recorded for the years ended December 31, 2017, 2016 and 2015.

Core Deposit Intangible
In connection with the assumption of $288.4 million of deposit liabilities from the Newport acquisition in September 2013, of which $216.2 million were core deposits, the Bank recorded a core deposit intangible of $7.8 million. The resulting core deposit intangible is amortized over thirteen years using the straight-line method. The Company's core deposit intangible is summarized as follows:

	Years Ended December 31,
	2017	2016	2015
	(In Thousands)
Balance at beginning of year	$5,783	$6,385	$6,986
Amortization	(601)	(602)	(601)
Balance at end of year	$5,182	$5,783	$6,385

At December 31, 2017, future amortization of the core deposit intangible totals approximately $601,000 for each of the next five years and $2.2 million thereafter.